Note 2 - Revenue Recognition (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accrued Trade Promotions	$ 6.2	$ 7.0
Contract with Customer, Asset, after Allowance for Credit Loss, Current	$ 1.2	$ 1.1
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Food Packaging [Member]
Concentration Risk, Percentage	98.00%